FAIR VALUES (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Schedule of Financial Instruments Measured at Fair Value
The financial instruments of the group measured at fair value at the end of the period are detailed below:

Items	Level 1	Level 2	Level 3
Assets
Argentine Central Bank Bills(*)	97,886,162	333,331,534	—
Government Securities(*)	620,296,290	4,335,892	16,327,615
Corporate Securities(*)	21,399,968	337,832	1,974,385
Derivative Financial Instruments	—	6,523,967	—
Other Debt Securities(**)	656,027,979	—	—
Other Financial Assets	135,469,352	30,577	101,170
Loans and Other Financing	32,898,018	—	—
Financial Assets Pledged as Collateral	651,201,022	—	—
Investments in Equity Instruments	6,163,687	—	16,754,719
Total Assets	2,221,342,478	344,559,802	35,157,889
Liabilities
Liabilities at Fair Value through Profit or Loss	(5,357,923)	—	—
Derivative Financial Instruments	—	(29,212,121)	—
Total Liabilities	(5,357,923)	(29,212,121)	—
Total as of 09.30.24	2,215,984,555	315,347,681	35,157,889
(*) They are included in Debt Securities at Fair Value through Profit or Loss.
(**) For Government Securities at Fair Value through OCI.

Items	Level 1	Level 2	Level 3
Assets
Argentine Central Bank Bills(*)	—	—	—
Government Securities(*)	1,152,833,833	1,879,474	—
Corporate Securities(*)	50,881,503	961,239	500,278
Derivative Financial Instruments	41,638	71,096,852	—
Other Debt Securities(**)	20,872,896	22,120,930	—
Other Financial Assets	99,337,659	43,423	—
Loans and Other Financing	—	—	—
Financial Assets Pledged as Collateral	49,405,378	—	—
Investments in Equity Instruments	5,462,299	—	13,965,100
Total Assets	1,378,835,206	96,101,918	14,465,378
Liabilities
Liabilities at Fair Value through Profit or Loss	(99,752,488)	—	—
Derivative Financial Instruments	—	(24,670,981)	—
Total Liabilities	(99,752,488)	(24,670,981)	—
Total as of 12.31.23	1,279,082,718	71,430,937	14,465,378
(*) They are included in Debt Securities at Fair Value through Profit or Loss.
(**) For Government Securities at Fair Value through OCI.
Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of the instruments included in Level 3 fair value is detailed below:

Level 3	12.31.23	Transfers(*)	Recognition	Derecognition	Income	Inflation Effect	09.30.24
Government Securities	—	19,464,190	45,390	(816,615)	877,618	(3,242,968)	16,327,615
Corporate Securities	500,278	2,014,705	2,677,223	(2,508,889)	70,579	(779,511)	1,974,385
Other Financial Assets	—	—	101,170	—	—	—	101,170
Investments in Equity Instruments	13,965,100	—	2,512,413	(3,781,889)	12,888,789	(8,829,694)	16,754,719
Total	14,465,378	21,478,895	5,336,196	(7,107,393)	13,836,986	(12,852,173)	35,157,889
Transfers occurred because: the instruments without observable valuation prices at the closing of the period were reclassified to Level 3, for a total amount of Ps. 22,181,233; the instruments with observable market quotes at the closing of the period were reclassified to Level 1 from Level 3, for a total amount of Ps. (231,165); and the instruments in Level 3, which, at the closing of the period, were valued by accruing the last market IRR in order to obtain a representative price, were reclassified to Level 2, for a total amount of Ps. (471,173).

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income	Inflation Effect	09.30.23
Government Securities	—	5,543,268	2,140,911	(10,049,842)	3,226,815	(861,152)	—
Corporate Securities	3,921,594	3,742,181	20,023,646	(19,231,612)	2,720,250	(10,675,781)	500,278
Investments in Equity Instruments	13,373,265	—	1,620,582	(5,254,776)	20,642,213	(16,416,184)	13,965,100
Total	17,294,859	9,285,449	23,785,139	(34,536,230)	26,589,278	(27,953,117)	14,465,378

Summary of Assets and Liabilities Recorded at Amortized Cost
The comparison between the book value and the fair value of the main assets and liabilities recorded at amortized cost at period closing is detailed below:

Items Assets/Liabilities at closing	Book value	Fair value	Level 1 FV	Level 2 FV	Level 3 FV
Assets
Cash and Due from Banks	6,747,884,353	6,747,884,353	6,747,884,353	—	—
Repurchase Transactions	—	—	—	—	—
Loans and Other Financing	8,694,798,958	8,697,906,207	—	—	8,697,906,207
Other Financial Assets	483,111,128	500,078,595	453,233,137	—	46,845,458
Other Debt Securities	2,608,108,340	2,379,076,193	1,769,978,081	—	609,098,112
Financial Assets Pledged as Collateral	562,480,805	540,764,578	540,764,578	—	—
Liabilities
Deposits	13,703,215,305	13,701,853,668	—	—	13,701,853,668
Repurchase Transactions	43,568,267	641,177,404	641,177,404	—	—
Financing from the Argentine Central Bank and Other Financial Institutions	266,868,382	237,892,326	—	—	237,892,326
Issued Debt Securities	194,294,170	192,633,264	181,019,493	—	11,613,771
Subordinated Debt Securities	245,154,965	243,584,927	—	—	243,584,927
Other Financial Liabilities	3,219,072,518	2,601,492,279	—	—	2,601,492,279